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                                    GKM FUNDS

                                 GKM GROWTH FUND








                               SEMI-ANNUAL REPORT
                                January 31, 2002
                                   (Unaudited)










       INVESTMENT ADVISER                                  ADMINISTRATOR
       ------------------                                  -------------

        GKM ADVISERS, INC.                          ULTIMUS FUND SOLUTIONS, LLC
   11150 Santa Monica Boulevard                            P.O. Box 46707
            Suite 850                               Cincinnati, Ohio 45246-0707
   Los Angeles, California 90025                           1.888.GKM.9518




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


GKM FUNDS
GKM GROWTH FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


                                                                  March 13, 2002





Dear Investor:

In our first Semi-Annual Report to our shareholders, I'd like to welcome you and thank you for investing with GKM Advisers. The GKM Growth Fund is a brand new mutual fund for which we all have expectations of success. Over the course of the coming year, you will be able to review important information about the Fund on the GKM Funds pages on www.gkm.com, the web site of Gerard Klauer Mattison. The web-site is updated daily with the Fund's current NAV.

As the markets move during the next 12 months, we will be working diligently to position the GKM Growth Fund to best achieve our stated objective of long-term capital appreciation.

Sincerely,

Timothy J. Wahl
President
GKM Advisers, Inc.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        MARKET
         SHARES                                                          VALUE
        --------                                                       --------
                     COMMON STOCKS -  92.3%

                     BANKS - 3.7%
            400      Wells Fargo & Co.                                $ 18,536
                                                                       --------

                     BEVERAGES - 2.8%
            300      Anheuser-Busch Co., Inc.                           14,181
                                                                       --------

                     BUILDING PRODUCTS - 2.7%
            500      Masco Corp.                                        13,380
                                                                       --------

                     BUSINESS EQUIPMENT - 3.9%
            500      Diebold, Inc.                                      19,638
                                                                       --------

                     BUSINESS SOFTWARE AND SERVICES - 10.5%
            400      Citrix Systems, Inc. *                              6,900
            300      Microsoft Corp. *                                  19,113
          1,000      Optimal Robotics Corp. - Class A *                 26,050
                                                                       --------
                                                                        52,063
                                                                       --------
                     CHEMICALS - 2.2%
            400      Engelhard Corp.                                    11,144
                                                                       --------

                     COMMERCIAL SERVICES AND SUPPLIES - 10.4%
            300      Automatic Data Processing, Inc.                    16,200
            300      Avery Dennison Corp.                               17,907
            200      Deluxe Corp.                                        9,202
            200      Pitney Bowes, Inc.                                  8,364
                                                                       --------
                                                                        51,673
                                                                       --------

                     COMPUTERS AND PERIPHERALS - 2.2%
            100      International Business Machines Corp.              10,789
                                                                       --------


                     ELECTRONIC EQUIPMENT AND INSTRUMENTS - 1.9%
            600      Symbol Technologies, Inc.                           9,300
                                                                       --------

                     FOOD AND DRUG RETAILING - 4.1%
            500      Safeway, Inc. *                                    20,295
                                                                       --------


                     See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        MARKET
         SHARES                                                          VALUE
        --------                                                       --------
                     COMMON STOCKS - 92.3% (CONTINUED)
                     FOOD PRODUCTS - 2.8%
            200      Hershey Foods Corp.                              $ 14,074
                                                                       --------

                     HEALTH CARE EQUIPMENT AND SUPPLIES - 3.6%
            300      Stryker Corp.                                      17,771
                                                                       --------

                     HEALTH CARE PROVIDERS AND SERVICES - 8.4%
            300      Cardinal Health, Inc.                              19,786
            300      UnitedHealth Group, Inc.                           21,917
                                                                       --------
                                                                        41,703
                                                                       --------

                     HOUSEHOLD PRODUCTS - 1.9%
            200      Scotts Co. (The) - Class A *                        9,518
                                                                       --------

                     MACHINERY - 6.7%
            400      Caterpillar, Inc.                                  20,056
            300      Ingersoll-Rand Co. - Class A                       13,269
                                                                       --------
                                                                        33,325
                                                                       --------
                     MEDIA - 4.2%
            500      New York Times Co. (The) - Class A                 21,040
                                                                       --------

                     PERSONAL PRODUCTS - 4.1%
            500      Alberto-Culver Co. - Class A                       20,220
                                                                       --------


                     PHARMACEUTICALS - 10.1%
            300      Johnson & Johnson                                  17,121
            500      Pfizer, Inc.                                       20,565
            200      Teva Pharmaceutical Industries Ltd.                12,400
                                                                       --------
                                                                        50,086
                                                                       --------

                     SPECIALTY RETAIL - 2.8%
            400      Barnes & Noble, Inc. *                             13,924
                                                                       --------

                     TRADING COMPANIES AND DISTRIBUTORS - 3.3%
            300      Grainger (W.W.), Inc.                              16,290
                                                                       --------

                     TOTAL COMMON STOCKS (Cost $463,292)             $ 458,950
                                                                       --------



                     See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                                      MARKET
         SHARES                                                                       VALUE
       ---------                                                                     --------
                     MONEY MARKETS - 53.1%

        264,084      First American Treasury Obligation
                       Fund - Class S (Cost $264,084)                              $ 264,084
                                                                                    --------


                     TOTAL INVESTMENTS AT VALUE - 145.4% (Cost $727,376)           $ 723,034

                     LIABILITIES IN EXCESS OF OTHER ASSETS - (45.4%)                (225,621)
                                                                                    --------

                     NET ASSETS - 100.0%                                           $ 497,413
                                                                                    ========


 *   Non-income producing security




                 See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

      Investments in securities:
            At acquisition cost                                       $ 727,376
                                                                      =========
            At value (Note 1)                                         $ 723,034
      Dividends and interest receivable                                     218
      Receivable for capital shares sold                                  2,504
                                                                      ---------
                  Total Assets                                          725,756
                                                                      ---------

LIABILITIES

      Payable for investment securities purchased                       228,079
      Accrued investment advisory fees (Note 3)                             264
                                                                      ---------
                  Total Liabilities                                     228,343
                                                                      ---------

NET ASSETS                                                            $ 497,413
                                                                      =========

Net assets consist of:
      Paid-in capital                                                 $ 501,829
      Undistributed net investment loss                                     (74)
      Net unrealized depreciation on investments                         (4,342)
                                                                      ---------

                                                                       $ 497,413

                                                                      =========
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                  50,763
                                                                      =========

Net asset value, redemption price and offering price
   price per share (Note 1)                                           $    9.80
                                                                      =========




                  See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2002(a) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends                                                        $     218
                                                                      ---------

EXPENSES

     Investment advisory fees (Note 3)                                      292
                                                                      ---------

NET INVESTMENT LOSS                                                         (74)
                                                                      ---------

UNREALIZED LOSSES ON INVESTMENTS
     Net change in unrealized appreciation/depreciation
       on investments                                                    (4,342)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $  (4,416)
                                                                      =========


(a) Represents the period from the commencement of operations (December 14, 2001) through January 31, 2002.



                 See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JANUARY 31, 2002(a) (UNAUDITED)
--------------------------------------------------------------------------------

FROM OPERATIONS
     Net investment loss                                              $     (74)
     Net change in unrealized appreciation/depreciation
       on investments                                                    (4,342)
                                                                      ---------
Net decrease in net assets resulting from operations                     (4,416)
                                                                      ---------


FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                          401,829
                                                                      ---------

TOTAL INCREASE IN NET ASSETS                                            397,413
                                                                      ---------

NET ASSETS
     Beginning of period                                                100,000
                                                                      ---------
     End of period                                                    $ 497,413
                                                                      =========

ACCUMULATED NET INVESTMENT LOSS                                       $     (74)
                                                                      =========

CAPITAL SHARE ACTIVITY
     Sold                                                                40,763
                                                                      ---------
     Shares outstanding at beginning of period                           10,000
                                                                      ---------
     Shares outstanding at end of period                                 50,763
                                                                      =========

(a) Represents the period from the commencement of operations (December 14, 2001) through January 31, 2002.

                 See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
ENDED JANUARY 31, 2002 (a) (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                             $   10.00
                                                                   ---------

Net realized and unrealized gains on investments                       (0.20)
                                                                   ---------

Net asset value at end of period                                   $    9.80
                                                                   =========

Total return (not annualized)                                        (2.00)%
                                                                   =========

Net assets at end of period                                        $ 497,413
                                                                   =========

Ratio of expenses to average net assets                                1.34% (b)

Ratio of net investment loss to average net assets                   (0.34)% (b)

Portfolio turnover rate                                                   0%


(a) Represents the period from the initial public offering of shares (December 31, 2001) through January 31, 2002.

(b)  Annualized.



                      See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") was organized as a diversified series of The GKM Funds (the "Trust") on October 2, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, Inc. (the "Adviser"). The public offering of shares of the Fund commenced on December 31, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is to provide long-term capital appreciation.

     SECURITIES VALUATION - The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the market that materially affects the values, assets may be valued by the Fund's Adviser at their fair value, according to procedures approved by the Fund's Board of Trustees.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets minus liabilities by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For federal income tax purposes, the cost of portfolio investments amounted to $727,376 at January 31, 2002. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

               Gross unrealized appreciation          $    6,874

               Gross unrealized depreciation             (11,216)
                                                      -----------
               Net unrealized depreciation            $   (4,342)
                                                      ===========

     There were no differences between the book basis and tax basis of distributable earnings as of January 31, 2002.

2.   INVESTMENT TRANSACTIONS

     During the period ended January 31, 2002, purchases of investment securities, other than short-term investments, amounted to $463,293. There were no sales of portfolio securities, other than that of short-term investments.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment advisory fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution-related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     The Fund has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).